American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
October 31, 2021

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.7%
Focused Dynamic Growth Fund G Class	447,089	29,297,732
NT Disciplined Growth Fund G Class	3,492,629	63,076,872
NT Equity Growth Fund G Class	7,347,413	101,467,770
NT Focused Large Cap Value Fund G Class	18,078,696	242,796,888
NT Growth Fund G Class	5,507,463	142,257,776
NT Heritage Fund G Class	5,123,707	93,046,522
NT Mid Cap Value Fund G Class	9,608,215	145,948,788
Small Cap Growth Fund G Class	1,007,961	29,765,078
Small Cap Value Fund G Class	2,596,032	30,010,131
Sustainable Equity Fund G Class	3,964,382	192,431,100
		1,070,098,657
Domestic Fixed Income Funds — 30.2%
Inflation-Adjusted Bond Fund G Class	7,889,860	103,830,562
NT Diversified Bond Fund G Class	40,339,674	453,014,538
NT High Income Fund G Class	10,912,755	109,018,422
Short Duration Fund G Class	5,398,765	56,363,105
Short Duration Inflation Protection Bond Fund G Class	3,217,042	36,513,430
		758,740,057
International Equity Funds — 16.0%
Non-U.S. Intrinsic Value Fund G Class	3,939,607	41,484,062
NT Emerging Markets Fund G Class	4,178,000	61,834,395
NT Global Real Estate Fund G Class	2,967,138	40,471,759
NT International Growth Fund G Class	8,058,520	127,405,199
NT International Small-Mid Cap Fund G Class	2,276,399	37,241,894
NT International Value Fund G Class	8,826,624	93,650,480
		402,087,789
International Fixed Income Funds — 11.1%
Emerging Markets Debt Fund G Class	5,713,781	59,823,290
Global Bond Fund G Class	18,184,035	190,568,689
International Bond Fund G Class	2,084,492	28,286,557
		278,678,536
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,871,087,303)		2,509,605,039
OTHER ASSETS AND LIABILITIES†		917
TOTAL NET ASSETS — 100.0%		$2,509,605,956

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$32,033	$506	$2,378	$(863)	$29,298	447	$2,605	—
NT Disciplined Growth Fund	63,797	1,107	4,410	2,583	63,077	3,493	882	—
NT Equity Growth Fund	102,168	2,387	5,135	2,048	101,468	7,347	2,147	$354
NT Focused Large Cap Value Fund	237,422	9,289	5,346	1,432	242,797	18,079	1,100	1,351
NT Growth Fund	137,994	4,466	4,405	4,203	142,258	5,507	4,946	—
NT Heritage Fund	94,520	1,516	3,918	929	93,047	5,124	2,160	—
NT Mid Cap Value Fund	142,172	4,197	2,623	2,203	145,949	9,608	447	821
Small Cap Growth Fund	29,148	315	1,094	1,396	29,765	1,008	203	—
Small Cap Value Fund	30,535	526	1,222	171	30,010	2,596	505	104
Sustainable Equity Fund	187,425	6,278	9,315	8,043	192,431	3,964	3,876	—
Inflation-Adjusted Bond Fund	106,135	1,547	4,313	462	103,831	7,890	119	—
NT Diversified Bond Fund	476,136	12,463	30,029	(5,555)	453,015	40,340	(614)	2,146
NT High Income Fund	111,486	3,083	4,676	(875)	109,018	10,913	(13)	1,539
Short Duration Fund	52,273	4,880	576	(214)	56,363	5,399	(2)	261
Short Duration Inflation Protection Bond Fund	32,578	3,640	79	374	36,513	3,217	1	—
Non-U.S. Intrinsic Value Fund	41,626	858	1,920	920	41,484	3,940	94	—
NT Emerging Markets Fund	62,196	2,447	2,482	(327)	61,834	4,178	86	—
NT Global Real Estate Fund	42,777	935	3,484	244	40,472	2,967	1,247	—
NT International Growth Fund	127,751	4,819	5,866	701	127,405	8,059	3,467	—
NT International Small-Mid Cap Fund	40,345	98	3,175	(26)	37,242	2,276	1,930	—
NT International Value Fund	95,204	2,000	2,924	(630)	93,650	8,827	140	—
Emerging Markets Debt Fund	58,733	2,195	367	(738)	59,823	5,714	(11)	681
Global Bond Fund	196,072	4,160	6,193	(3,470)	190,569	18,184	(53)	917
International Bond Fund	25,761	3,505	—	(980)	28,286	2,084	—	—
	$2,526,287	$77,217	$105,930	$12,031	$2,509,605	181,161	$25,262	$8,174
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.